DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 23 – DERIVATIVE FINANCIAL INSTRUMENTS

Please refer to Note 25 for further information on fair value hierarchies.

USDm	2022	2021	2020
Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward freight agreements - fair value through profit and loss	—	0.4	(3.2)
Bunker swaps - fair value through profit and loss	—	0.2	3.7
Bunker swaps - hedge accounting	—	0.1	0.8

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts - hedge accounting	0.4	(1.6)	2.0
Interest rate swaps - hedge accounting	53.7	(2.2)	(23.5)
Fair value of derivatives as of 31 December	54.1	(3.1)	(20.2)

NOTE 23 - continued

Derivative financial instruments are presented as below on the balance sheet:

	Financial	Financial
USDm	assets	liabilities
2022
Offsetting financial assets and financial liabilities:
Gross amount	54.5	(0.4)
Offsetting amount	—	—
Net amount presented in the statement of financial position	54.5	(0.4)

	Financial	Financial
USDm	assets	liabilities
2021
Offsetting financial assets and financial liabilities:
Gross amount	7.7	(10.8)
Offsetting amount	—	—
Net amount presented in the statement of financial position	7.7	(10.8)

	Financial	Financial
USDm	assets	liabilities
2020
Offsetting financial assets and financial liabilities:
Gross amount	9.9	(30.1)
Offsetting amount	(5.4)	5.4
Net amount presented in the statement of financial position	4.5	(24.7)

Derivative financial instruments assets are offset against derivative financial instruments liabilities where the counterparty is identical.

Hedging of risks with derivative financial instruments is made with a ratio of 1:1. Sources of ineffectiveness are mainly derived from differences in timing and credit risk adjustments. Any ineffective portions of the cash flow hedges are recognized in the income statement as financial items. Value adjustments of the effective part of cash flow hedges are recognized directly in comprehensive income. Gains and losses on cash flow hedges are transferred upon realization from the equity hedging reserve into the income statement.

At year-end 2022,2021, and 2020, TORM held the following derivative financial instruments designated as hedge accounting:

	Notional
2022	value	Unit	2023	2024	After 2024
Forward exchange contracts (USD/DKK) ¹⁾	280.3	DKKm	280.3	—	—
Interest rate swaps ²⁾	687.2	USDm	136.9	51.6	498.7

¹⁾    The average hedge of USD/DKK currency was 6.9.

²⁾    The average interest rate was 1.37 p.a. plus margin.

NOTE 23 - continued

Hedge accounting			Expected maturity
	Notional
2021	value	Unit	2022	2023	After 2023
Forward exchange contracts (USD/DKK) ¹⁾	274.0	DKKm	274.0	—	—
Interest rate swaps ²⁾	768.7	USDm	130.9	136.9	500.9
Bunker swaps ³⁾	9,920.0	MT	9,920.0	—	—

¹⁾    The average hedge of USD/DKK currency was 6.3.

²⁾    The average interest rate was 1.38 p.a. plus margin.

²⁾    The average price of the hedging instruments was USD 642.4.

Hedge accounting			Expected maturity
	Notional
2020	value	Unit	2021	2022	After 2022
Forward exchange contracts (USD/DKK) ¹⁾	231.5	DKKm	231.5	—	—
Interest rate swaps ²⁾	757.5	USDm	318.0	84.0	355.5
Bunker swaps 3)	19,783.0	MT	19,783.0	—	—

¹⁾    The average hedge of USD/DKK currency was 6.4.

²⁾    The average interest rate was 2.11 p.a. plus margin.

²⁾    The average price of the hedging instruments was USD 326.9.

Interest rate swaps with a fair value of USD 53.7m (net gain) applying the USD LIBOR settings are designated as hedge accounting relationships to fix a part of TORM’s interest payments during the period 2023-2028 with a notional value of USD 687.2m (2021: USD 768.7m, 2020: USD 757.5m).

The derivatives are not under central clearing but are settled on a bilateral basis with the counterparties. All contracts are settled in a net amount per counterparty, and therefore the net value per counterparty is presented in the financial statement.

Cash collateral of USD 1.4m (2021: USD 3.7m, 2020: USD 43.8m) has been provided as security for the agreements relating to derivative financial instruments, which does not meet the offsetting criteria in IAS 32, but which can be offset against the net amount of the derivative asset and derivative liability in case of default, and insolvency, or bankruptcy in accordance with associated collateral arrangements.

TORM did not enter into any enforceable netting arrangements.

Further details on derivative financial instruments are provided in Notes 24 and 25.

Forward freight agreements (FFAs) of USD 33.3m (net loss) have been recognized in the income statement in 2022 (2021: USD 0.4m, 2020: USD 1.9m). FFAs are used to mitigate fluctuations in the freight rates of vessels with a duration of 0–24 months. The FFAs are not designated for hedge accounting.

Bunker swap agreements of USD 13.8m (net gain) have been recognized in the income statement in 2022 (2021: USD 12.0m, 2020: USD 2.9m). Bunker swaps with a duration similar to the period hedged are used to reduce the exposure to fluctuations in bunker prices for fixed voyages. Bunker swap agreements are designated as hedge accounting when appropriate.

Forward exchange contracts with a fair value of USD 0.4m (net gain) are designated as hedge accounting relationships to hedge a part of TORM’s payments in 2023 regarding administrative and operating expenses denominated in DKK with a notional value of DKK 280.3m (2021: DKK 274.0m, 2020: DKK 231.5m).

NOTE 23 - continued

The table below shows realized amounts as well as fair value adjustments regarding derivative financial instruments recognized in the income statements and equity in 2022, 2021 and 2020.

						Other
						comprehensive
	Income statement					income		Equity
								Hedging
		Port expenses,				Transfer to		reserves
		bunkers and		Operating	Administrative	income	Fair value	as of 31
USDm	Revenue	commissions	Financial items	expenses	expenses	statement	adjustment	December
2022
Forward freight agreements	—	(33.3)	—	—	—	—	—	—
Bunker swaps	—	13.8	—	—	—	(3.3)	3.3	—
Forward exchange contracts	—	—	—	(2.4)	(2.3)	4.6	(2.7)	0.4
Interest rate swaps	—	—	3.2	—	—	0.4	54.3	52.6
Total	—	(19.5)	3.2	(2.4)	(2.3)	1.7	54.9	53.0

2021
Forward freight agreements	—	0.4	—	—	—	—	—	—
Bunker swaps	—	12.0	—	—	—	(2.8)	2.1	0.1
Forward exchange contracts	—	—	—	0.1	0.1	(0.2)	(3.4)	(1.6)
Interest rate swaps	—	—	(10.8)	—	—	11.7	9.8	(2.1)
Total	—	12.4	(10.8)	0.1	0.1	8.7	8.5	(3.6)

2020
Forward freight agreements	1.9	—	—	—	—	—	—	—
Bunker swaps	—	2.9	—	—	—	1.2	(0.1)	0.8
Forward exchange contracts	—	—	—	(0.1)	0.1	—	2.4	2.0
Interest rate swaps	—	—	(5.7)	—	—	5.7	(18.1)	(23.5)
Total	1.9	2.9	(5.7)	(0.1)	0.1	6.9	(15.8)	(20.7)

The hedging reserves as of 31 December relates to derivatives used for cash flow hedge for open hedge instruments, only. Certain interest rate swaps include portions of ineffectiveness. The ineffectiveness is recognized in “Financial expenses” in the income statement. Please refer to note 23 for a full overview of the fair value of hedge instruments.

Please refer to note 21 for further information on commercial and financial risks.

Accounting policies

Derivative financial instruments and hedge accounting

Derivative financial instruments, primarily forward currency exchange contracts, forward freight agreements, interest rate hedges, and forward contracts regarding bunker purchases are entered into to eliminate risks relating to future fluctuations in prices and interest rates, etc. on future committed or anticipated transactions. TORM applies hedge accounting under the specific rules on cash flow hedges, when appropriate, as described below for each type of derivative.

NOTE 23 - continued

Changes in the fair value of derivative financial instruments designated as cash flow hedges and deemed to be effective are recognized directly in “Other comprehensive income”. When the hedged transaction is recognized in the income statement, the cumulative value adjustment recognized in “Other comprehensive income” is transferred to the income statement and included in the same line as the hedged transaction. However, when the hedged transaction results in the recognition of a fixed asset, the gains and losses previously accumulated in “Other comprehensive income” are transferred from “Other comprehensive income” and included in the initial measurement of the cost of the fixed asset. Changes in the fair value of a portion of a hedge deemed to be ineffective are recognized in the income statement.

Changes in the fair value of derivative financial instruments not designated as hedges are recognized in the income statement. While effectively reducing cash flow risk in accordance with the Company’s risk management policy, certain forward freight agreements and forward contracts regarding bunker purchases do not qualify for hedge accounting. Changes in fair value of these derivate financial instruments are therefore recognized in the income statement under “Financial income” or “Financial expenses” for interest rate swaps with cap features and under “Port expenses, bunkers and commissions” for forward freight agreements and forward bunker contracts.